21 Loans and Financing (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Loans and financing, beginning	R$ 4,047,307	R$ 3,759,505
Effect of acquisition of control of Costa Oeste and Marumbi		66,775
Funding	796,296	1,314,766
Charges	274,549	294,403
Monetary and exchange variations	11,077	27,097
Amortization - principal	(1,660,869)	(1,126,144)
Payment - charges	(325,977)	(289,095)
Loans and financing, ending	3,142,383	4,047,307
Foreign Currency [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing, beginning	104,751	89,270
Effect of acquisition of control of Costa Oeste and Marumbi
Funding	5,599
Charges	4,170	5,038
Monetary and exchange variations		15,161
Amortization - principal
Payment - charges	(5,537)	(4,718)
Loans and financing, ending	108,983	104,751
Local Currency [Member]
Disclosure of detailed information about borrowings [line items]
Loans and financing, beginning	3,942,556	3,670,235
Effect of acquisition of control of Costa Oeste and Marumbi		66,775
Funding	796,296	1,314,766
Charges	268,950	289,365
Monetary and exchange variations	6,907	11,936
Amortization - principal	(1,660,869)	(1,126,144)
Payment - charges	(320,440)	(284,377)
Loans and financing, ending	R$ 3,033,400	R$ 3,942,556